Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 614,431	$ 710,072	$ 299,554
Benefit plans:
Amortization of net prior service cost	215	161	0
Reclassification of loss to income	50	21	47
Pension plan termination adjustment	0	0	217
Actuarial gain (loss)	1,683	(2,157)	1,195
Net prior service credit	(2,463)	0	0
Other comprehensive income before tax	4,411	(1,975)	1,459
Income tax	(403)	295	(418)
Other comprehensive income, net of tax	4,008	(1,680)	1,041
Comprehensive income	618,439	708,392	300,595
Less comprehensive income attributed to non-controlling interests	209,741	149,407	23,777
Comprehensive income attributable to Western Refining, Inc.	$ 408,698	$ 558,985	$ 276,818